N-2 - USD ($)		3 Months Ended						6 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key								0001930147
Amendment Flag								false
Document Type								N-CSRS
Entity Registrant Name								Sound Point Meridian Capital, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price):
Sales load (as a percentage of offering price)	–	%(1)
Offering expenses (as a percentage of offering price)	–	%(2)
Dividend reinvestment plan expenses	–	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	–%

Sales Load [Percent]	[1]							0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]							$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]							0.00%
Other Transaction Expenses [Percent]								0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee	2.27	%(4)
Incentive fee	3.15	%(5)
Interest payments on borrowed funds	3.49	%(6)
Other expenses	1.28	%(7)
Total annual expenses	10.19	%(8)

(1)	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
(2)	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses, the offering price and the offering expenses borne by the Company as a percentage of the offering price.
(3)	The expenses of the DRIP are included in “other expenses.” The DRIP Administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the DRIP. However, your own broker may impose brokerage charges in connection with your participation in the DRIP.
(4)	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated and payable quarterly in arrears. “Total Equity Base” means the NAV attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid in or stated capital of the preferred interests in us (howsoever called), including the Series A Preferred Shares and Series B Preferred Shares. The base management fee referenced in the table above is based on the actual amounts incurred during the six months ended September 30, 2025, annualized for a full year, and is calculated on the Total Equity Base. The Total Equity Base reflects the impact of $115.0 million of our Series A and Series B Preferred Shares outstanding as of September 30, 2025 as well as our NAV for such period (as adjusted to account for the actions described above).

These base management fees are indirectly borne by holders of our common stock and are not borne by the holders of preferred shares, if any, or the holders of any other securities that we may issue. See “The Adviser and the Administrator — Investment Advisory Agreement — Base Management Fee and Incentive Fee” in our prospectus for additional information regarding the calculation of the management fee.

(5)	Amount reflects the estimated annual incentive fees payable to the Adviser during the fiscal year. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the period ended, September 30, 2025. The incentive fee, which is payable quarterly in arrears, equals 20% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 2.00% quarterly hurdle rate, which we refer to as the “Hurdle.” The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. The operation of the incentive fee for each quarter is as follows:

●	no incentive fee is payable to the Adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 2.00%

●	100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.50% in any calendar quarter is payable to the Adviser

●	20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% in any calendar quarter is payable to the Adviser.

For a more detailed discussion of the calculation of this fee, see “The Adviser and the Administrator — Investment Advisory Agreement — Base Management Fee and Incentive Fee” in our prospectus.

(6)	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the CIBC Credit Facility borrowings as outstanding on September 30, 2025. We may incur additional debt under the CIBC Credit Facility. In the event that we were to incur additional debt or issue debt securities our borrowing costs, and correspondingly our total annual expenses, would increase.

(7)	“Other expenses,” which we estimate to total $4.4 million are estimated for the current fiscal year.
(8)	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred shares) bear all of our fees and expenses, all of which are included in this fee table presentation.

Management Fees [Percent]	[4]							2.27%
Interest Expenses on Borrowings [Percent]	[5]							3.49%
Incentive Fees [Percent]	[6]							3.15%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]							1.28%
Net Expense over Assets [Percent]	[8]							10.19%
Expense Example [Table Text Block]

Example

The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in shares of our common stock for the time periods indicated, assuming (1) total annual expenses of 10.19% of net assets attributable to our common stock and (2) a 5% annual return*:

	1 Year	3 Years	5 years	10 Years
You would pay the following expenses on a $1,000 investment,assuming a 5% annual return	$102	$290	$459	$811

*	The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. The estimated incentive fee of 3.15% under the Investment Advisory Agreement, which assumes a 5% annual return, is included in the example. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. Our actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The example does not include sales loads or estimated offering expenses which, if reflected, would result in higher expenses. In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load and the estimated offering expenses borne by the Company.

Expense Example, Year 01								$ 102
Expense Example, Years 1 to 3								290
Expense Example, Years 1 to 5								459
Expense Example, Years 1 to 10								$ 811
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this report contains a reference to fees or expenses paid by “us” or the “Company,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Sound Point Meridian Capital, Inc.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

4. RISK AND UNCERTAINTIES

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect our business, financial condition and/or operating results.

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.

Subordinated Securities Risk

CLO equity and junior debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of senior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceeds its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted.

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company can sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least monthly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of the market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result, under certain circumstances, in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide.

Loan Accumulation Facility Investment Risk

The Company may invest in loan accumulation facilities, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because the senior secured loans constituting the underlying collateral of CLOs typically pay a floating rate of interest, a reduction in interest rates would generally result in a reduction in the residual payments made to the Company as a CLO equity holder (as well as the cash flow the Company receives on the Company’s CLO debt investments and other floating rate investments). Further, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs. Furthermore, certain senior secured loans that constitute the collateral of the CLOs in which the Company invests may continue to pay interest at a floating rate based on Secured Overnight Financing Rate (“SOFR”) or may convert to a fixed rate of interest.

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Share Price [Table Text Block]

Our common stock began trading on June 14, 2024 and is currently traded on the NYSE under the symbol “SPMC.” The following table lists the high and low closing sale price for our common stock, the high and low closing sale price as a percentage of NAV and distributions declared per share each quarter since June 14, 2024.

		Closing Sales Price		Premium (Discount) of High Sales Price to	Premium (Discount) of Low Sales Price to
Period	NAV(1)	High	Low	NAV(2)	NAV(2)
Fiscal year ending March 31, 2025
First quarter(3)	$19.91	$20.07	$19.90	0.80%	-0.05%
Second quarter	$19.59	$20.35	$19.02	3.88%	-2.91%
Third quarter	$20.52	$21.41	$18.75	4.34%	-8.63%
Fourth quarter	$18.78	$22.11	$19.72	17.73%	5.01%

Fiscal year ending March 31, 2026
First quarter	$18.50	$20.50	$16.90	10.79%	-8.66%
Second quarter	$16.91	$18.45	$17.20	9.11%	1.71%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. COMMON STOCK

As of September 30, 2025, there were 450,000,000 shares of common stock authorized, of which 20,474,155 shares were issued and outstanding.

On June 13, 2024, (commencement of operations), the Company issued 16,020,000 shares of common stock in exchange for $320,400,000 of Private Fund net assets at a value of $20.00 per share.

Pursuant to the final prospectus filed on the IPO closing date on June 17, 2024, the Company issued 4,000,000 shares of common stock at an initial public offering price of $20.00 per share for net proceeds of $80,000,000.

On July 11, 2024, pursuant to the original IPO prospectus filed on the IPO closing date, the Company issued additional common stock via the overallotment of 175,000 shares at an initial public offering price of $20.00 per share for net proceeds of $3,500,000.

On March 14, 2025, the Company entered into a committed equity financing agreement (“Common Stock Purchase Agreement”) with B. Riley Principal Capital II, LLC (“BRPC II”). Under this agreement, the Company has the right, but not the obligation, to direct BRPC II to purchase up to the lesser of (i) $25,000,000 in aggregate gross purchase price of our common stock and (ii) 4,052,100 shares of common stock over a 36‐month period. Since inception of the agreement through September 30, 2025, BRPC II purchased 61,603 shares, resulting in $1,141,487 net proceeds to the Company.

Document Period End Date								Sep. 30, 2025
Common Stocks [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 17.20	$ 16.90	$ 19.72	$ 18.75	$ 19.02	$ 19.90
Highest Price or Bid		18.45	20.50	22.11	21.41	20.35	20.07
Highest Price or Bid, NAV		$ 16.91	$ 18.50	$ 18.78	$ 20.52	$ 19.59	$ 19.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]		9.11%	10.79%	17.73%	4.34%	3.88%	0.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		1.71%	(8.66%)	5.01%	(8.63%)	(2.91%)	(0.05%)
NAV Per Share		$ 0.001						$ 0.001
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]								450,000,000
Outstanding Security, Held [Shares]								20,474,155
Risks Of Investing In C L Os And Other Structured Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities Risk

CLO equity and junior debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of senior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceeds its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company can sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Fair Valuation Of The Companys Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least monthly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of the market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result, under certain circumstances, in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide.

Loan Accumulation Facility Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Accumulation Facility Investment Risk

The Company may invest in loan accumulation facilities, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because the senior secured loans constituting the underlying collateral of CLOs typically pay a floating rate of interest, a reduction in interest rates would generally result in a reduction in the residual payments made to the Company as a CLO equity holder (as well as the cash flow the Company receives on the Company’s CLO debt investments and other floating rate investments). Further, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs. Furthermore, certain senior secured loans that constitute the collateral of the CLOs in which the Company invests may continue to pay interest at a floating rate based on Secured Overnight Financing Rate (“SOFR”) or may convert to a fixed rate of interest.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

[1]	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
[2]	The expenses of the DRIP are included in “other expenses.” The DRIP Administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the DRIP. However, your own broker may impose brokerage charges in connection with your participation in the DRIP.
[3]	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses, the offering price and the offering expenses borne by the Company as a percentage of the offering price.
[4]	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated and payable quarterly in arrears. “Total Equity Base” means the NAV attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid in or stated capital of the preferred interests in us (howsoever called), including the Series A Preferred Shares and Series B Preferred Shares. The base management fee referenced in the table above is based on the actual amounts incurred during the six months ended September 30, 2025, annualized for a full year, and is calculated on the Total Equity Base. The Total Equity Base reflects the impact of $115.0 million of our Series A and Series B Preferred Shares outstanding as of September 30, 2025 as well as our NAV for such period (as adjusted to account for the actions described above).
[5]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the CIBC Credit Facility borrowings as outstanding on September 30, 2025. We may incur additional debt under the CIBC Credit Facility. In the event that we were to incur additional debt or issue debt securities our borrowing costs, and correspondingly our total annual expenses, would increase.
[6]	Amount reflects the estimated annual incentive fees payable to the Adviser during the fiscal year. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the period ended, September 30, 2025. The incentive fee, which is payable quarterly in arrears, equals 20% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 2.00% quarterly hurdle rate, which we refer to as the “Hurdle.” The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. The operation of the incentive fee for each quarter is as follows:
[7]	“Other expenses,” which we estimate to total $4.4 million are estimated for the current fiscal year.
[8]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred shares) bear all of our fees and expenses, all of which are included in this fee table presentation.